Government Grants	12 Months Ended
Dec. 31, 2015
Government Grants
11. Government Grants

	December 31,	December 31,
	2015	2014
	(in thousands)
Received	$3,539	$3,698
Less accumulated amortization	(2,657)	(2,710)
Foreign exchange translation adjustment	120	238
Total government grants	1,002	1,226
Less current portion	(43)	(110)
Non-current government grants	$959	$1,116

Capital grants received may be refundable in full if certain events occur. Such events, as set out in the related grant agreements, include sale of the related asset, liquidation of the Company or failure to comply with other conditions of the grant agreements.  No loss contingency has been recognized as the likelihood of such events arising has been assessed as remote.  A net charge of $53,000 was recorded in respect of government grants during the year ended December 31, 2015. Government grants amortized to the profit and loss account amounted to $213,000 for the year ended December 31, 2014.  As at December 31, 2015 the Company had $0.7 million in restricted retained earnings, pursuant to the terms of grant agreements.